PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Jan. 01, 2019
Statement [Line Items]
Useful lives or amortisation rates, intangible assets other than goodwill	15 years
Minimum dividend distribution percentage	30.00%
Accumulated earnings of sublease		$ 107
Empresas Copec S.A [Member]
Statement [Line Items]
Percentage of ownership interests held by parent	99.978%